Condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2014
Condensed financial statements of the Company [Abstract]
Condensed balance sheets

	As of December 31,
	2013	2014	2014
	RMB'000	RMB'000	US$'000
Assets
Current assets
Cash and cash equivalents	72,118	870,029	140,223
Amounts due from related parties	—	362	58
Amount due from subsidiaries and VIEs	84,597	109,723	17,684
Prepayments and other current assets	62	2,594	419
Total current assets	156,777	982,708	158,384
Non-current assets
Investment in subsidiaries and VIEs	16,308	161,924	26,097
Prepayments and other non-current assets	—	42,833	6,903
Available-for-sale securities	—	19,852	3,200
Intangible assets, net	—	14,992	2,416
Total non-current assets	16,308	239,601	38,616

Total assets	173,085	1,222,309	197,000

Liabilities and shareholders' equity
Current liabilities
Accruals and other current liabilities	—	6,287	1,013
Amount due to subsidiaries and VIEs	8,969	8	1
Amount due to related parties	8,683	8,706	1,403
Total current liabilities	17,652	15,001	2,417

Total liabilities	17,652	15,001	2,417

Commitments and contingencies (Note (i))	—	—	—

	As of December 31,
	2013	2014	2014
	RMB'000	RMB'000	US$'000

Mezzanine equity
Series A convertible redeemable preferred shares (US$0.0001 par value, 6,750,000 as of December 31, 2013; and none outstanding as of December 31, 2014)	3,270	—	—
Series A-1 convertible redeemable preferred shares (US$0.0001 par value, 19,717,880 as of December 31, 2013; and none outstanding as of December 31, 2014)	51,452	—	—
Series B convertible redeemable preferred shares (US$0.0001 par value, 25,000,000 as of December 31, 2013; and none outstanding as of December 31, 2014)	159,757	—	—
Series B-1 convertible redeemable preferred shares (US$0.0001 par value, 11,111,100 as of December 31, 2013; and none outstanding as of December 31, 2014)	71,962	—	—
Series C convertible redeemable preferred shares (US$0.0001 par value, 27,948,320 as of December 31, 2013; and none outstanding as of December 31, 2014)	184,223	—	—

Total mezzanine equity	470,664	—	—

Shareholders' (deficit)/equity
Ordinary shares (US$0.0001 par value; 409,472,700 and 500,000,000 shares authorized, 41,032,120 and 173,912,753 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	26	107	18
Other shareholders' (deficit)/equity	(315,257)	1,207,201	194,565

Total shareholders' (deficit)/equity	(315,231)	1,207,308	194,583

Total liabilities, mezzanine equity and shareholders' (deficit)/equity	173,085	1,222,309	197,000

Condensed statements of operations and comprehensive (loss)/income

	Year ended December 31,
	2012	2013	2014	2014
	RMB'000	RMB'000	RMB'000	US$'000

Revenues	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	—	(478)	(1,977)	(319)

Total operating expenses	—	(478)	(1,977)	(319)

Other (loss)/gain – net	(564)	(514)	6,417	1,034

Operating (loss)/income	(564)	(992)	4,440	715

Interest income	—	—	1,129	182
Foreign exchange gain and others	—	—	6,221	1,003
(Loss)/Income from subsidiaries and VIEs	(8,727)	29,124	(28,665)	(4,620)

Net (loss)/income	(9,291)	28,132	(16,875)	(2,720)

Accretion to convertible redeemable preferred shares redemption value	(22,870)	(262,782)	(1,054,890)	(170,017)
Deemed dividend to Series A preferred shareholders	(540)	(14,402)	—	—
Deemed dividend to Li Meiping Ordinary Shares	(300)	(29,075)	—	—

Net (loss)/income attributable to ordinary shareholders	(33,001)	(278,127)	(1,071,765)	(172,737)

Condensed statement of cash flows

	Year ended December 31,
	2012	2013	2014	2014
	RMB'000	RMB'000	RMB'000	US$'000

Net cash used in operating activities	(37,578)	(39,266)	(13,058)	(2,104)
Net cash (used in)/generated from investing activities	(5,695)	5,687	(77,676)	(12,519)
Net cash provided by financing activities	43,715	107,487	893,906	144,071

Net increase in cash and cash equivalents	442	73,908	803,172	129,448

Cash and cash equivalents at the beginning of year	—	441	72,118	11,623

Effect of exchange loss on cash and cash equivalents	(1)	(2,231)	(5,261)	(848)

Cash and cash equivalents at end of the year	441	72,118	870,029	140,223